Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Fair Value Measurements
(17) Fair Value Measurements
The Company utilizes fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures. The determination of fair values of financial instruments often requires the use of estimates. Where quoted market values in an active market are not readily available, the Company utilizes various valuation techniques to estimate fair value.
Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure the fair values:
Level 1: Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access on the measurement date.
Level 2: Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These might include quoted prices for similar instruments in markets that are active or not active, or inputs that are observable or can be corroborated by observable market data for substantially the full term of the asset or liability.
Level 3: Prices or valuation techniques that require unobservable inputs that are both significant to the fair value measurement and unobservable (i.e., supported by minimal or no market activity). Valuation techniques include the use of option pricing models, discounted cash flow models and similar techniques.
A financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The methods described below were used to measure fair value of financial instruments as reflected in the tables below on a recurring basis as of December 31, 2025 and 2024.
Debt Securities Available for Sale, at Fair Value
For debt securities available for sale, fair value was estimated using a market approach. The majority of these securities are fixed income instruments that are not quoted on an exchange but are traded in active markets. Prices for these instruments are obtained through third-party data service providers or dealer market participants with which the Company has historically transacted both purchases and sales of securities. Prices obtained from these sources include market quotations, matrix pricing and discounted cash flow pricing. Matrix pricing, a Level 2 input, is a mathematical technique used principally to value certain securities to a benchmark or to comparable securities. The Company evaluates the quality of Level 2 matrix pricing through comparison to similar assets with greater liquidity and evaluation of projected cash flows. Discounted cash flows, a Level 3 input, is estimated by discounting the expected future cash flows using the current rates for securities with similar credit ratings and similar remaining maturities. As the Company is responsible for the determination of fair value, it performs quarterly analysis on the prices received from the pricing service to determine whether the prices are reasonable estimates of fair value. Specifically, the Company compares the prices received from the pricing service to a secondary pricing source. Additionally, the Company compares changes in the reported market values and returns to relevant market indices to assess the reasonableness of the reported prices. The Company’s internal price verification procedures and review of fair value methodology documentation provided by independent pricing services has not historically resulted in an adjustment in the prices obtained from the pricing service. The Company may hold debt instruments issued by the U.S. government and U.S. government-sponsored agencies that are traded in active markets with readily accessible quoted market prices that are considered Level 1 inputs. The Company classifies the estimated fair value of its loan portfolio as Level 3.
Equity Securities, at Fair Value
The Company holds equity securities that are traded in active markets with readily accessible quoted market prices that are considered Level 1 inputs. A trust preferred security that is not traded in an active market and Federal Home Loan Mortgage Corporation (“FHLMC”) and Federal National Mortgage Association (“FNMA”) preferred stock, are considered Level 2 instruments. In addition, Level 2 instruments include Atlantic Community Bankers Bank (“ACBB”) stock, which is based on redemption at par value and can only be sold to the issuing ACBB or another institution that holds ACBB stock.
Derivatives
The Company records all derivatives included in other assets and liabilities in the Consolidated Statements of Financial Condition at fair value. The accounting for changes in the fair value of derivatives depends on the intended use of the derivative, whether the Company has elected to designate a derivative in a hedging relationship and apply hedge accounting, and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. See note 21 for disclosures related to the accounting treatment for derivatives.
The fair value of the Company’s derivatives is determined using discounted cash flow analysis using observable market-based inputs, which are considered Level 2 inputs.
The following tables present the assets and liabilities reported in the Consolidated Statements of Financial Condition at their fair values as of December 31, 2025 and 2024, by level within the fair value hierarchy:

	December 31, 2025
		Fair Value Measurements
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Debt securities available for sale:
U.S. government and agency obligations	$398,470	$398,470	$—	$—
Mortgage-backed securities and collateralized mortgage obligations	654,973	—	654,973	—
Municipal obligations	1,961	—	425	1,536
Corporate debt securities	66,613	—	56,511	10,102

Total debt securities available for sale	1,122,017	398,470	711,909	11,638

Equity securities	6,802	6,471	331	—

Derivative assets	10,525	—	10,525	—

	$1,139,344	$404,941	722,765	$11,638

Derivative liabilities	$13,503	$—	$13,503	$—

	December 31, 2024
		Fair Value Measurements
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Debt securities available for sale:
U.S. government and agency obligations	$314,702	$314,702	$—	$—
Mortgage-backed securities and collateralized mortgage obligations	622,957	—	622,957	—
Municipal obligations	2,359	—	426	1,933
Corporate debt securities	85,928	—	77,360	8,568

Total debt securities available for sale	1,025,946	314,702	700,743	10,501

Equity securities	6,673	6,350	323	—

Derivative assets	18,895	—	18,895	—

	$1,051,514	$321,052	$719,961	$10,501

Derivative liabilities	$20,025	$—	$20,025	$—

The table below provides activity of assets reported as Level 3 for the years ended December 31, 2025 and 2024:

Significant Unobservable Inputs (Level 3)
(In thousands)
Debt securities available for sale:
Balance of recurring Level 3 assets - January 1, 2024	$9,737
Purchase of Level 3 assets	1,010
Maturity of Level 3 asset	(927)
Change in fair value of Level 3 assets	681

Balance of recurring Level 3 assets - December 31, 2024	$10,501
Purchase of Level 3 asset	1,549
Maturity of Level 3 asset	(1,944)
Change in fair value of Level 3 assets	1,532

Balance of recurring Level 3 assets - December 31, 2025	$11,638

The fair value of investments placed in Level 3 is estimated by discounting the expected future cash flows using reasonably available current rates for comparable new issue securities with similar structure, including original maturity, call date, and assumptions about risk. Discounted cash flow estimated valuations are subsequently validated against comparable structures as an approximation of value.
Expected cash flows were projected based on contractual cash flows. There was one purchase of a Level 3 asset during each of the years ended December 31, 2025 and 2024, and no transfers to Level 3 assets during the years ended December 31, 2025 and 2024. At December 31, 2025, two private placement corporate debt securities classified as available for sale, and one private placement municipal obligation classified as available for sale were include in Level 3 assets. At December 31, 2024 two private placement corporate debt securities classified as available for sale, and two private placement municipal obligations classified as available for sale were include in Level 3 assets.

At December 31, 2025, private placement debt security cash flows were discounted to a market yield and weighted average of 9.25%, and the cash flows for private placement municipal obligations was discounted to a market yield and weighted average of 4.60%.
The period end valuations were supported by an analysis prepared by an independent third party market participant and approved by management.
Assets Measured at Fair Value on a
Non-Recurring
Basis
The valuation techniques described below were used to estimate fair value of financial instruments measured on a non-recurring
basis as of December 31, 2025 and 2024.
Individually Analyzed Collateral Dependent Loans/Impaired Loans
The fair value of collateral dependent loans that are individually analyzed or were previously deemed impaired is measured based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, as a practical expedient, at the loan’s observable market price or the fair value of the collateral if the loan is collateral dependent. For individually analyzed loans measured for impairment based on the fair value of the underlying collateral, fair value was estimated using a market approach. The Company measures the fair value of collateral underlying impaired loans primarily through obtaining independent appraisals that rely upon quoted market prices for similar assets in active markets. These appraisals include adjustments, on an individual case-by-case
basis, to comparable assets based on the appraisers’ market knowledge and experience, as well as adjustments for estimated costs to sell between 6% and 8%. For non-collateral
dependent loans, management estimates fair value using discounted cash flows based on inputs that are largely unobservable. The Company classifies these loans as Level 3 within the fair value hierarchy.
Other Real Estate Owned
Other real estate owned is initially recorded at the lower of the recorded investment in the loan at the time of foreclosure or at fair value, less estimated costs to sell, when acquired. Fair value is generally based on an independent appraisal which includes adjustments to comparable assets based on the appraisers’ market knowledge and experience. Subsequent write-downs in the value of other real estate owned is recorded though expense as incurred. Other real estate owned is considered Level 3 within the fair value hierarchy.
Mortgage Servicing Rights, Net (“MSR“s”)
Mortgage servicing rights are carried at the lower of cost or estimated fair value. The estimated fair value of MSRs is obtained through an analysis of future cash flows, incorporating assumptions that market participants would use in determining fair value including market discount rates, prepayments speeds, servicing income, servicing costs, default rates and other market driven data, including the market’s perception of future interest rate movements. The prepayment speed and the discount rate are considered two of the most significant inputs in the model. A significant degree of judgment is involved in valuing the mortgage servicing rights using Level 3 inputs. The use of different assumptions could have a significant effect on this fair value estimate.
The following tables present the assets and liabilities reported in the Consolidated Statements of Financial Condition at their fair values on a non-recurring
basis at December 31, 2025 and 2024, by level within the fair value hierarchy:

	December 31, 2025
		Fair Value Measurements
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Impaired loans	$14,799	$—	$—	$14,799
Mortgage servicing rights	2,384	—	—	2,384

	$17,183	$—	$—	$17,183

	December 31, 2024
		Fair Value Measurements
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Impaired loans	$3,199	$—	$—	$3,199
Real estate owned	1,334	—	—	1,334
Mortgage servicing rights	2,443	—	—	2,443

	$6,976	$—	$—	$6,976

The following table presents information for Level 3 assets measured at fair value on a non-recurring
basis at December 31, 2025 and 2024:

	December 31, 2025
	Fair Value	Valuation Methodology	Unobservable Inputs	Range of Inputs	Weighted Average
	(Dollars in thousands)
Impaired loans	$14,799	Appraisal / Other	Discount for cost to sell (2)	6.0% (3)	6.0	% (3)
Mortgage servicing rights	$2,384	Discounted cash flow	Prepayment speeds and discount rates (4)	5.3% - 28.5%	13.0%

	December 31, 2024
	Fair Value	Valuation Methodology	Unobservable Inputs	Range of Inputs	Weighted Average
	(Dollars in thousands)
Impaired loans	$3,199	Other	A/R aging schedule	—%	—%
Other real estate owned	$1,334	Contract sales price (1)	Discount for costs to sell (2)	8.0%	8.0%
Mortgage servicing rights	$2,443	Discounted cash flow	Prepayment speeds and discount rates (5)	4.5% - 34.3%	11.7%

(1)	Value based on sales contract.
(2)	Value based on management’s estimate of selling costs including real estate brokerage commissions, title transfer and other fees. Other includes accounts receivable aging or other collateral value.
(3)	For real estate secured loans.
(4)	Value of SBA servicing rights based on a discount rate of 13.75%.
(5)	Value of SBA servicing rights based on a discount rate of 14.50%.
Other Fair Value Disclosures
The Company is required to disclose estimated fair value of financial instruments, both assets and liabilities on and off the balance sheet, for which it is practicable to estimate fair value. A description of the valuation methodologies used for those assets and liabilities not recorded at fair value on a recurring or non-recurring
basis are set forth below.
Cash and Cash Equivalents
For cash and due from banks, federal funds sold and short-term investments, the carrying amount approximates fair value due to their nature and short-term maturities.
Debt Securities Held to Maturity
For debt securities held to maturity, fair value was estimated using a market approach. The majority of the Company’s securities are fixed income instruments that are not quoted on an exchange but are traded in active markets. Prices for these instruments are obtained through third-party data service providers or dealer market participants with which the Company has historically transacted both purchases and sales of securities. Prices obtained from these sources include market quotations and matrix pricing. Matrix pricing, a Level 2 input, is a mathematical technique used principally to value certain securities to benchmark or to compare securities. The Company evaluates the quality of Level 2 matrix pricing through comparison to similar assets with greater liquidity and evaluation of projected cash flows. As the Company is responsible for the determination of fair value, it performs quarterly analysis on the prices received from the pricing service to determine whether the prices are reasonable estimates of fair value. Specifically, the Company compares the prices received from the pricing service to a secondary pricing source. Additionally, the Company compares changes in the reported market values and returns to relevant market indices to assess the reasonableness of the reported prices. The Company’s internal price verification procedures and review of fair value methodology documentation provided by independent pricing services has not historically resulted in an adjustment in the prices obtained from the pricing service. The Company also holds debt instruments issued by the U.S. government and U.S. government sponsored agencies that are traded in active markets with readily accessible quoted market prices that are considered Level 1 inputs within the fair value hierarchy.
Federal Home Loan Bank Stock (“FHLB”)
The fair value of FHLB stock is based on redemption at par value and can only be sold to the issuing FHLB, to other FHLBs, or to other member banks. As such, the Company’s FHLB stock is recorded at cost, or par value, and is evaluated for impairment each reporting period by considering the ultimate recoverability of the investment rather than temporary declines in value. The Company classifies the estimated fair value as Level 2 within the fair value hierarchy.
Loans Receivable
Fair values are estimated for portfolios of loans with similar financial characteristics. Loans are segregated by type such as commercial mortgage, residential mortgage, commercial, construction, consumer, and other. Each loan category is further segmented into fixed and adjustable rate interest terms and into performing and non-performing
categories.
The fair value of performing loans was estimated using a combination of techniques, including a discounted cash flow model that utilizes a discount rate that reflects the Company’s current pricing for loans with similar characteristics and remaining maturity, adjusted by an amount for estimated credit losses inherent in the portfolio at the balance sheet date. The rates take into account the expected yield curve, as well as an adjustment for prepayment risk, when applicable. The Company classifies the estimated fair value of its loan portfolio as Level 3.
The fair value for significant
non-performing
loans was based on recent external appraisals of collateral securing such loans, adjusted for the timing of anticipated cash flows. The Company classifies the estimated fair value of its non-performing
loan portfolio as Level 3.
Deposits
The fair value of deposits with no stated maturity, such as demand, money market, and savings and club deposits are payable on demand at each reporting date and classified as Level 2. The estimated fair value of certificates of deposit was based on the discounted value of contractual cash flows. The discount rate was estimated using the Company’s current rates offered for deposits with similar remaining maturities. The Company classifies the estimated fair value of its certificates of deposit portfolio as Level 2.
Borrowings
The fair value of borrowings was estimated by discounting future cash flows using rates available for debt with similar terms and maturities and is classified by the Company as Level 2 within the fair value hierarchy.

The fair value of commitments to extend credit and letters of credit was estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counter-parties. For fixed rate loan commitments, fair value also considers the difference between current levels of interest rates and the committed rates. The fair value estimates of commitments to extend credit and letters of credit are deemed immaterial.
The following tables present the assets and liabilities reported in the Consolidated Statements of Financial Condition at their fair values as of December 31, 2025 and 2024:

	December 31, 2025
		Fair Value Measurements
	Carrying Value	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Financial assets:
Cash and cash equivalents	$340,806	$340,806	$340,806	$—	$—
Debt securities available for sale	1,122,017	1,122,017	398,470	711,909	11,638
Debt securities held to maturity	396,233	367,289	—	367,289	—
Equity securities	6,802	6,802	6,471	331
Federal Home Loan Bank stock	64,604	64,604	—	64,604	—
Loans receivable, net	8,224,809	8,015,243	—	—	8,015,243
Derivative assets	10,525	10,525	—	10,525	—
Financial liabilities:
Deposits	$8,444,079	$8,444,260	$—	$8,444,260	$—
Borrowings	1,183,472	1,192,416	—	1,192,416	—
Derivative liabilities	13,503	13,503	—	13,503	—

	December 31, 2024
		Fair Value Measurements
	Carrying Value	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Financial assets:
Cash and cash equivalents	$289,223	$289,223	$289,223	$—	$—
Debt securities available for sale	1,025,946	1,025,946	314,702	700,743	10,501
Debt securities held to maturity	392,840	350,153	—	350,153	—
Equity securities	6,673	6,673	6,350	323	—
Federal Home Loan Bank stock	60,387	60,387	—	60,387	—
Loans receivable, net	7,856,970	7,393,058	—	—	7,393,058
Derivative assets	18,895	18,895	—	18,895	—
Financial liabilities:
Deposits	$8,096,149	$8,088,842	$—	$8,088,842	$—
Borrowings	1,080,600	1,077,466	—	1,077,466	—
Derivative liabilities	20,025	20,025	—	20,025	—
Limitations
Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument. Because limited markets exist for a significant portion of the Company’s financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Fair value estimates are based on existing on and
off-balance-sheet
financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. Other significant assets and liabilities that are not considered financial assets or liabilities include goodwill and intangible assets, deferred tax assets and liabilities, office properties and equipment, and bank-owned life insurance.

Northfield Bancorp, Inc. [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Fair Value Measurements
(16)	Fair Value Measurements
The following tables present the assets reported on the consolidated balance sheets at their estimated fair value as of December 31, 2025 and 2024, by level within the fair value hierarchy as required by the Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification. Financial assets and liabilities are classified in their entirety based on the level of input that is significant to the fair value measurement. The fair value hierarchy is as follows:

•	Level 1 Inputs – Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

•
Level 2 Inputs – Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (for example, interest rates, volatilities, prepayment speeds, loss severities, credit risks and default rates) or inputs that are derived principally from or corroborated by observable market data by correlations or other means.

•	Level 3 Inputs – Significant unobservable inputs that reflect the Company’s own assumptions that market participants would use in pricing the assets or liabilities.

	Fair Value Measurements at December 31, 2025 Using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Measured on a recurring basis:
Assets:
Investment securities:
Debt securities available-for-sale:
U.S. Government agency securities	$558	$—	$558	$—
Mortgage-backed securities:
Pass-through certificates:
GSE	506,949	—	506,949	—
REMICs:
GSE	872,099	—	872,099	—

Total mortgage-backed securities	1,379,048	—	1,379,048	—

Other debt securities:
Municipal bonds	614	—	614	—
Corporate bonds	32,199	—	32,199	—

Total other debt securities	32,813	—	32,813	—

Total debt securities available-for-sale	1,412,419	—	1,412,419	—

Trading securities	15,215	15,215	—	—
Equity securities (1)	—	—	—	—

Total	$1,427,634	$15,215	$1,412,419	$—

Measured on a non-recurring basis:
Assets:
Loans individually evaluated for impairment:
Real estate loans:
Commercial mortgage	$2,718	$—	$—	$2,718
Multifamily	1,681	—	—	1,681

Total individually evaluated real estate loans	4,399	—	—	4,399
Commercial and industrial loans	2,790	—	—	2,790

Total	$7,189	$—	$—	$7,189

(1)	Excludes investment measured at net asset value of $5.0 million at December 31, 2025, which has not been classified in the fair value hierarchy.

	Fair Value Measurements at December 31, 2024 Using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Measured on a recurring basis:
Assets:
Investment securities:
Debt securities available-for-sale:
U.S Government agency securities	$75,348	$—	$75,348	$—
Mortgage-backed securities:
Pass-through certificate:
GSE	261,676	—	261,676	—
REMICs:
GSE	727,343	—	727,343	—

Total mortgage-backed securities	989,019	—	989,019	—

Other debt securities:
Municipal bonds	685	—	685	—
Corporate bonds	35,765	—	35,765	—

Total other debt securities	36,450	—	36,450	—

Total debt securities available-for sale	1,100,817	—	1,100,817	—

Trading securities	13,884	13,884	—	—
Equity securities (1)	4,261	4,261	—	—

Total	$1,118,962	$18,145	$1,100,817	$—

Measured on a non-recurring basis:
Assets:
Loans individually evaluated for impairment:
Real estate loans:
Commercial mortgage	$1,083	$—	$—	$1,083
Multifamily	1,727	—	—	1,727
Home equity and lines of credit	18	—	—	18

Total individually evaluated real estate loans	2,828	—	—	2,828
Commercial and industrial loans	1,291	—	—	1,291

Total	$4,119	$—	$—	$4,119

(1)	Excludes investment measured at net asset value of $10.0 million at December 31, 2024, which has not been classified in the fair value hierarchy.

The following table presents qualitative information for Level 3 assets measured at fair value on a non-recurring
basis at December 31, 2025 (dollars in thousands):

	Fair Value	Valuation Methodology	Unobservable Inputs	Range of Inputs
	(in thousands)
Individually evaluated loans:
Commercial mortgage	$2,718	Appraisals	Adjustments to selling cost	7.0% - 10.0%
Multifamily	1,681	Appraisals	Adjustments to selling costs	0% - 10.0%
Commercial and industrial loans	2,790	Discounted cash flows	Interest rates	15.0%
The following table presents qualitative information for Level 3 assets measured at fair value on a non-recurring
basis at December 31, 2024 (dollars in thousands):

	Fair Value	Valuation Methodology	Unobservable Inputs	Range of Inputs
	(in thousands)
Individually evaluated loans:
Commercial mortgage	$1,083	Appraisals	Adjustments to selling cost	7.0% - 10.0%
Multifamily	1,727	Appraisals	Adjustments to selling costs	0% - 10.0%
Home equity and lines of credit	18	Discounted cash flows	Interest rates	6.0%
Commercial and industrial loans	1,291	Discounted cash flows	Interest rates	6.0% - 50.0%
The valuation techniques described below were used to measure fair value of financial instruments in the tables below on a recurring basis and a non-recurring
basis as of December 31, 2025 and 2024.
Debt Securities
Available-for-Sale:
The estimated fair values for mortgage-backed securities, corporate, and other debt securities are obtained from an independent nationally recognized third-party pricing service. The estimated fair values are derived primarily from cash flow models, which include assumptions for interest rates, credit losses, and prepayment speeds. Broker/dealer quotes are utilized as well, when such quotes are available and deemed representative of the market. The significant inputs utilized in the cash flow models are based on market data obtained from sources independent of the Company (Observable Inputs), and are therefore classified as Level 2 within the fair value hierarchy. There were no
transfers of securities between Level 1 and Level 2 during the years ended December 31, 2025 and 2024.
Trading Securities:
Fair values are derived from quoted market prices in active markets. The assets consist of publicly traded mutual funds.
Equity Securities:
Fair values of equity securities consisting of publicly traded mutual funds are derived from quoted market prices in active markets.
Loans Individually Evaluated for Impairment:
 At
December 31, 2025,
and December 31, 2024, the Company had
loans individually evaluated for impairment (excluding PCD loans) with outstanding principal balances of
$10.8 million and
$7.2 million, respectively, which were recorded at their estimated fair value of
$7.2 million and
$4.1 million, respectively. The Company recorded a net decrease in the specific reserve for impaired loans of
$82,500 for the
year ended December 31, 2025 and a net increase of $1.2 million for the year ended December 31, 2024. Net charge-offs of $4.4 million and $6.6 million were recorded for the years ended December 31, 2025 and 2024, respectively, utilizing Level 3 inputs. For purposes of estimating the fair value of impaired loans, management utilizes independent appraisals, if the loan is collateral-dependent, adjusted downward by management, as necessary, for changes in relevant valuation factors subsequent to the appraisal date, or the present value of expected future cash flows for non-collateral-dependent
loans.
Other Real Estate Owned:
At December 31, 2025 and December 31, 2024 the Company had no assets acquired through foreclosure.
In addition, the Company may be required, from time to time, to measure the fair value of certain other financial assets on a non-recurring
basis in accordance with U.S. GAAP. The adjustments to fair value usually result from the application of lower-of-cost-or-market
accounting or write downs of individual assets.

Fair Value of Financial Instruments
The FASB ASC Topic for Financial Instruments requires disclosure of the fair value of financial assets and financial liabilities, including those financial assets and financial liabilities that are not measured and reported at fair value on a recurring or non-recurring
basis. The methodologies for estimating the fair value of financial assets and financial liabilities that are measured at fair value on a recurring or non-recurring
basis are discussed above. The following methods and assumptions were used to estimate the fair value of other financial assets and financial liabilities not already discussed above:

(a)	Cash and Cash Equivalents
Cash and cash equivalents are short-term in nature with original maturities of three months or less; the carrying amount approximates fair value. Certificates of deposit having original terms of six-months
or less; the carrying value generally approximates fair value. Certificates of deposit with an original maturity of six months or greater; the fair value is derived from discounted cash flows.

(b)	Debt Securities (Held-to-Maturity)
The estimated fair values for substantially all of our securities are obtained from an independent, nationally recognized pricing service. The independent pricing service utilizes market prices of same or similar securities whenever such prices are available. Prices involving distressed sellers are not utilized in determining fair value. Where necessary, the independent third-party pricing service estimates fair value using models employing techniques such as discounted cash flow analysis. The assumptions used in these models typically include assumptions for interest rates, credit losses, and prepayments, utilizing market observable data where available.

(c)	Investments in Equity Securities at Net Asset Value Per Share
The Company uses net asset value as a practical expedient to record its investment in a private SBA Loan Fund since the shares in the fund are not publicly traded, do not have a readily determinable fair value, and the net asset value per share is calculated in a manner consistent with the measurement principles of an investment company.

(d)	FHLBNY Stock
FHLBNY stock is carried at cost, which approximates fair value, since this is the amount for which it could be redeemed and there is no active market for this stock. Due to restrictions placed on the transferability of FHLBNY stock it is not practical to determine the fair value as there is no active market for this stock.

(e)	Loans (Held-for-Investment)
Fair values are estimated for portfolios of loans with similar financial characteristics. Loans are segregated by type such as originated and purchased, and further segregated by residential mortgage, construction, land, multifamily, commercial and consumer. Each loan category is further segmented into amortizing and non-amortizing
and fixed and adjustable rate interest terms and by performing and non-performing
categories. The fair value of loans is estimated using a discounted cash flow analysis. The discount rates used to determine fair value use interest rate spreads that reflect factors such as liquidity, credit, and non-performance
risk of the loans.

(f)	Loans (Held-for-Sale)
Held-for-sale
loans are carried at the lower of aggregate cost or estimated fair value, less costs to sell, and therefore fair value is equal to carrying value.

(g)	Deposits
The fair value of deposits with no stated maturity, such as interest and non-interest-bearing
demand deposits, savings, NOW and money market accounts, is equal to the amount payable on demand. The fair value of certificates of deposit is based on the discounted value of contractual cash flows. The discount rate is estimated using the rates currently offered for deposits of similar remaining maturities.

(h)	Commitments to Extend Credit and Standby Letters of Credit
The fair value of commitments to extend credit and standby letters of credit is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties. For fixed-rate loan commitments, fair value also considers the difference between current levels of interest rates and the committed rates. The fair value of off-balance-sheet
commitments is insignificant and therefore not included in the following table.

(i)	Borrowings
The fair value of borrowed funds is estimated by discounting future cash flows based on rates currently available for debt with similar terms and remaining maturity.

(j)	Advance Payments by Borrowers for Taxes and Insurance
Advance payments by borrowers for taxes and insurance have no stated maturity; the fair value is equal to the amount currently payable.

(k)	Derivatives
The fair value of the Company’s derivatives is determined using discounted cash flow analysis using observable market-based inputs, which are considered Level 2 inputs.
The estimated fair values of the Company’s significant financial instruments at December 31, 2025 and 2024, are presented in the following tables (in thousands):

	December 31, 2025
		Estimated Fair Value
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$163,951	$163,951	$—	$—	$163,951
Trading securities	15,215	15,215	—	—	15,215
Debt securities available-for-sale	1,412,419	—	1,412,419	—	1,412,419
Debt securities held-to-maturity	8,339	—	8,144	—	8,144
Equity securities (1)	—	—	—	—	—
FHLBNY stock, at cost	46,568	N/A	N/A	N/A	N/A
Net loans held-for-investment	3,818,629	—	—	3,716,252	3,716,252
Derivative assets	5,040	—	5,040	—	5,040
Financial liabilities:
Deposits	$4,015,809	$—	$4,017,711	$—	$4,017,711
FHLB advances and other borrowings (including securities sold under agreements to repurchase)	900,216	—	900,596	—	900,596
Subordinated debentures, net of issuance costs	61,665	—	57,108	—	57,108
Advance payments by borrowers for taxes and insurance	20,276	—	20,276	—	20,276
Derivative liabilities	5,045	—	5,045	—	5,045

(1)	Excludes investment measured at net asset value of $5.0 million at December 31, 2025, which has not been classified in the fair value hierarchy.

	December 31, 2024
		Estimated Fair Value
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$167,744	$167,744	$—	$—	$167,744
Trading securities	13,884	13,884	—	—	13,884
Debt securities available-for-sale	1,100,817	—	1,100,817	—	1,100,817
Debt securities held-to-maturity	9,303	—	8,762	—	8,762
Equity securities (1)	4,261	4,261	—	—	4,261
FHLBNY stock, at cost	35,894	N/A	N/A	N/A	N/A
Loans held-for-sale	4,897	—	—	4,897	4,897
Net loans held-for-investment	3,987,041	—	—	3,792,302	3,792,302
Derivative assets	5,149	—	5,149	—	5,149
Financial liabilities:
Deposits	$4,138,477	$—	$4,139,094	$—	$4,139,094
FHLB advances and other borrowings (including securities sold under agreements to repurchase)	666,402	—	657,705	—	657,705
Subordinated debentures, net of issuance costs	61,442	—	45,604	—	45,604
Advance payments by borrowers for taxes and insurance	24,057	—	24,057	—	24,057
Derivative liabilities	5,152	—	5,152	—	5,152

(1)	Excludes investment measured at net asset value of $10.0 million at December 31, 2024, which has not been classified in the fair value hierarchy.
Limitations
Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument. Because no market exists for a significant portion of the Company’s financial instruments, fair value estimates are based on judgments regarding future expected losses, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.
Fair value estimates are based on existing
on-
and
off-balance
sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.